US Direct Lending Fund-U Inc.	September 30, 2025 (Unaudited)

Consolidated Schedule of Investments

(Stated in United States Dollars, unless otherwise noted)

(In thousands, except share data)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Senior Secured Loans - First Lien – 91.7%

Aerospace & Defense – 1.1%

West Star Aviation Inc	Revolver 1L 05/25	SOFR + 4.50%	5/20/2032	$1,995	$399	(b) (c)

West Star Aviation Inc	TL 1L 05/25	SOFR + 4.50%	5/20/2032	14,263	14,320	(b)

West Star Aviation Inc	TL 1L DD 05/25	SOFR + 4.50%	5/20/2032	2,992	12	(b) (c)

Air Freight & Logistics – 3.3%

CSafe Global	Revolver 1L 03/24	SOFR + 5.75%	3/8/2029	3,598	2,879	(a) (b) (c)

CSafe Global	TL 1L 03/24 (GBP)	SONIA + 5.75%	12/14/2028	4,786	6,502	(a) (b) (g)

CSafe Global	TL 1L 03/24 Incremental	SOFR + 5.75%	12/14/2028	34,305	34,648	(a) (b)

CSafe Global	TL 1L 11/24 (Incremental)	SOFR + 5.75%	12/14/2028	805	813	(a) (b)

CSafe Global	TL 1L DD 03/24	SOFR + 5.75%	12/14/2028	1,451	1,466	(a) (b)

Application Software – 9.0%

Flexera Software LLC	Revolver 1L 08/25	SOFR + 4.75%	8/16/2032	1,685	(2)	(b) (c)

Flexera Software LLC	TL 1L 08/25	SOFR + 4.75%	8/16/2032	20,777	20,756	(b)

Flexera Software LLC	TL 1L 08/25 EUR	EURIBOR + 4.75%	8/16/2032	6,270	7,354	(b) (h)

Follett Software Co	Revolver 1L 04/25	SOFR + 4.50%	8/30/2030	891	—	(a) (b) (c)

Follett Software Co	TL 1L 04/25	SOFR + 4.50%	8/29/2031	9,538	9,617	(a) (b)

Granicus Inc	Revolver 1L 01/24	SOFR + 5.25%	1/17/2031	2,282	—	(a) (b) (c)

Granicus Inc	TL 1L 01/24 (Unitranche) PIK	SOFR + 3.50% (2.25% PIK)	1/17/2031	16,497	16,662	(a) (b) (d)

Granicus Inc	TL 1L DD 01/24 PIK	SOFR + 3.00% (2.25% PIK)	1/17/2031	6,128	6,190	(a) (b) (d)

Granicus Inc	TL 1L DD 08/24 PIK	SOFR + 3.00% (2.25% PIK)	1/17/2031	1,410	14	(a) (b) (c) (d)

Misys Ltd	TL 1L 09/23	SOFR + 7.25%	9/13/2029	4,085	4,126	(b)

Personify Health Inc	TL 1L 11/23 PIK PIK	SOFR + 3.25% (3.00% PIK)	11/8/2029	8,917	8,627	(b) (d)

Sphera Solutions Inc	Revolver 1L 09/25	SOFR + 4.50%	9/24/2032	1,773	337	(b) (c)

Sphera Solutions Inc	TL 1L 09/25	SOFR + 4.50%	9/24/2032	13,034	13,001	(b)

Sphera Solutions Inc	TL 1L DD 09/25	SOFR + 4.50%	9/24/2032	2,660	(7)	(b) (c)

Spins LLC	Revolver 1L 02/25	SOFR + 4.75%	1/22/2029	1,724	—	(a) (b) (c)

Spins LLC	TL 1L 02/25 (Restated)	SOFR + 4.75%	1/22/2029	15,151	15,296	(a) (b)

Spins LLC	TL 1L DD 02/25 (Amendment #1)	SOFR + 4.75%	1/22/2029	1,451	1,465	(a) (b)

Spins LLC	TL 1L DD 02/25 (Restated)	SOFR + 4.75%	1/22/2029	1,187	1,199	(a) (b)

Vermont Information Processing Inc	Revolver 1L 12/24	SOFR + 4.75%	1/30/2032	751	250	(b) (c)

Vermont Information Processing Inc	TL 1L 01/25	SOFR + 4.75%	1/30/2032	5,992	5,992	(b)

Vermont Information Processing Inc	TL 1L DD 01/25	SOFR + 4.75%	1/30/2032	2,503	—	(b) (c)

Vitu	Revolver 1L 01/25	SOFR + 4.50%	1/6/2031	2,367	—	(a) (b) (c)

Vitu	TL 1L 01/25	SOFR + 4.50%	1/6/2032	14,529	14,820	(a) (b)

US Direct Lending Fund-U Inc.	September 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Asset Management & Custody Banks – 0.7%

Rockefeller Capital Management LP	TL 1L 04/24	SOFR + 4.75%	4/4/2031	$8,376	$8,376	(a) (b)

Rockefeller Capital Management LP	TL 1L DD 12/24	SOFR + 4.75%	4/4/2031	2,043	2,043	(a) (b)

Rockefeller Capital Management LP	TL 1L DD 06/25	SOFR + 4.75%	4/4/2031	2,524	—	(a) (b) (c)

Cargo Ground Transportation – 1.0%

Lazer Logistics Inc	Revolver 1L 05/23	SOFR + 5.00%	5/4/2029	1,388	—	(a) (b) (c)

Lazer Logistics Inc	TL 1L 11/23	SOFR + 5.00%	5/6/2030	515	515	(a) (b)

Lazer Logistics Inc	TL 1L B 05/23 (Unitranche)	SOFR + 5.00%	5/6/2030	11,250	11,250	(a) (b)

Lazer Logistics Inc	TL 1L DD 05/23	SOFR + 5.00%	5/6/2030	1,705	1,705	(a) (b)

Lazer Logistics Inc	TL 1L DD 11/23	SOFR + 5.00%	5/6/2030	1,035	1,035	(a) (b)

Commercial & Residential Mortgage Finance – 0.6%

Rialto Capital Management LLC	Revolver 1L 12/24	SOFR + 5.00%	12/5/2030	299	—	(b) (c)

Rialto Capital Management LLC	TL 1L 12/24	SOFR + 5.00%	12/5/2030	8,001	8,081	(b)

Construction & Engineering – 7.8%

Frontline Road Safety LLC	Revolver 1L 03/25	SOFR + 4.75%	3/4/2032	6,729	1,178	(a) (b) (c)

Frontline Road Safety LLC	TL 1L 03/25 PIK	SOFR + 2.50% (2.25% PIK)	3/4/2032	39,841	40,052	(a) (b) (d)

Frontline Road Safety LLC	TL 1L DD 03/25 PIK	SOFR + 2.75% (2.00% PIK)	3/4/2032	11,686	11,748	(a) (b) (d)

Frontline Road Safety LLC	TL 1L DD 05/25 (Add-on) PIK	SOFR + 2.75% (2.00% PIK)	3/4/2032	5,749	5,300	(a) (b) (c) (d)

Turnpoint Services Inc	Revolver 1L 06/24	SOFR + 5.00%	6/17/2030	1,236	242	(a) (b) (c)

Turnpoint Services Inc	TL 1L 06/24	SOFR + 5.00%	6/17/2031	10,088	10,049	(a) (b)

Turnpoint Services Inc	TL 1L DD 06/24	SOFR + 5.00%	6/17/2031	1,978	(8)	(a) (b) (c)

Woolpert Inc	Revolver 1L 09/25	SOFR + 4.50%	4/5/2031	5,092	662	(a) (b) (c)

Woolpert Inc	TL 1L 09/25	SOFR + 4.50%	4/5/2032	39,890	39,890	(a) (b)

Woolpert Inc	TL 1L DD 09/25	SOFR + 4.50%	4/5/2032	10,185	(102)	(a) (b) (c)

Construction Machinery & Heavy Transportation Equipment – 0.4%

Shaw Development LLC	TL 1L 10/23	SOFR + 6.00%	10/30/2029	5,665	5,434	(a) (b)

Consumer Finance – 1.7%

Homrich & Berg Inc	Revolver 1L 11/24	SOFR + 4.75%	8/18/2031	1,512	831	(b) (c)

Homrich & Berg Inc	TL 1L 11/24	SOFR + 4.75%	11/17/2031	6,268	6,291	(b)

Homrich & Berg Inc	TL 1L DD 11/24	SOFR + 4.75%	11/17/2031	7,521	7,549	(b)

MAI Capital Management LLC	Revolver 1L 08/24	SOFR + 4.75%	8/29/2031	1,967	354	(a) (b) (c)

MAI Capital Management LLC	TL 1L 08/24	SOFR + 4.75%	8/29/2031	5,704	5,734	(a) (b)

MAI Capital Management LLC	TL 1L DD 06/25	SOFR + 4.75%	8/29/2031	8,484	45	(a) (b) (c)

MAI Capital Management LLC	TL 1L DD 08/24	SOFR + 4.75%	8/29/2031	3,352	1,775	(a) (b) (c)

Wealth Enhancement Group LLC	Revolver 1L 05/22 (Add-on)	SOFR + 4.50%	10/2/2028	176	—	(a) (b) (c)

Wealth Enhancement Group LLC	TL 1L DD 02/24	SOFR + 4.50%	10/2/2028	597	598	(a) (b)

Wealth Enhancement Group LLC	TL 1L DD 08/25 (Add-on & Reprice)	SOFR + 4.50%	10/2/2028	1,529	4	(a) (b) (c)

Wealth Enhancement Group LLC	TL 1L DD 12/24	SOFR + 4.50%	10/2/2028	4,237	676	(a) (b) (c)

US Direct Lending Fund-U Inc.	September 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Diversified Financial Services – 1.0%

Safe-Guard Products International LLC	Revolver 1L 03/24	SOFR + 4.75%	4/3/2030	$2,450	$—	(a) (b) (c)

Safe-Guard Products International LLC	TL 1L 03/24	SOFR + 4.75%	4/3/2030	14,359	14,502	(a) (b)

Diversified Support Services – 7.4%

Apex Service Partners LLC	Revolver 1L 09/24	SOFR + 5.00%	10/24/2029	641	—	(a) (b) (c)

Apex Service Partners LLC	TL 1L 09/24	SOFR + 5.00%	10/24/2030	7,462	7,537	(a) (b)

Apex Service Partners LLC	TL 1L 09/24 (Replacement)	SOFR + 5.00%	10/24/2030	1,921	1,941	(a) (b)

Apex Service Partners LLC	TL 1L DD 09/24 (OpCo)	SOFR + 5.00%	10/24/2030	13,384	13,517	(a) (b)

Magna Legal Services LLC	Revolver 1L 11/22	SOFR + 5.00%	11/22/2028	1,034	—	(a) (b) (c)

Magna Legal Services LLC	TL 1L 11/22	SOFR + 5.00%	11/21/2029	8,653	8,653	(a) (b)

Magna Legal Services LLC	TL 1L DD 11/22	SOFR + 5.00%	11/21/2029	2,422	2,422	(a) (b)

Magna Legal Services LLC	TL 1L DD 12/23	SOFR + 5.00%	11/21/2029	3,905	3,657	(a) (b) (c)

Service Express Inc	Revolver 1L 08/24	SOFR + 4.75%	8/15/2031	3,330	—	(a) (b) (c)

Service Express Inc	TL 1L 08/24	SOFR + 4.75%	8/15/2031	24,289	24,532	(a) (b)

Service Express Inc	TL 1L DD 08/24	SOFR + 4.75%	8/15/2031	5,817	1,314	(a) (b) (c)

USIC Holdings Inc	Revolver 1L 09/24	SOFR + 5.25%	9/10/2031	4,741	1,653	(a) (b) (c)

USIC Holdings Inc	TL 1L 09/24	SOFR + 5.50%	9/10/2031	36,970	37,709	(a) (b)

USIC Holdings Inc	TL 1L DD 09/24	SOFR + 5.50%	9/10/2031	2,191	1,041	(a) (b) (c)

Education Services – 1.3%

Cadence Education LLC	Revolver 1L 05/24	SOFR + 5.00%	5/1/2030	1,767	—	(a) (b) (c)

Cadence Education LLC	TL 1L 05/24 (Unitranche)	SOFR + 5.00%	5/1/2031	11,391	11,505	(a) (b)

Cadence Education LLC	TL 1L DD 05/24	SOFR + 5.00%	5/1/2031	2,987	1,697	(a) (b) (c)

Learning Experience Corp/The	Revolver 1L 07/25	SOFR + 4.75%	7/1/2032	1,122	—	(b) (c)

Learning Experience Corp/The	TL 1L 07/25	SOFR + 4.75%	7/1/2032	5,099	5,099	(b)

Electrical Component & Equipment – 5.0%

Clarience Technologies LLC	Revolver 1L 06/25 (2025 Replacement)	SOFR + 4.75%	2/13/2031	5,305	—	(a) (b) (c)

Clarience Technologies LLC	TL 1L 06/25 (2025 Incremental)	SOFR + 5.75%	2/13/2032	1,108	1,120	(a) (b)

Clarience Technologies LLC	TL 1L 06/25 (2025 Replacement)	SOFR + 5.75%	2/13/2032	51,706	52,223	(a) (b)

Clarience Technologies LLC	TL 1L DD-A 06/25	SOFR + 5.75%	2/13/2032	1,910	19	(a) (b) (c)

Clarience Technologies LLC	TL 1L DD-B 06/25	SOFR + 5.75%	2/13/2032	10,687	4,344	(a) (b) (c)

Clarience Technologies LLC	TL 1L DD-C 06/25	SOFR + 5.75%	2/13/2032	5,305	53	(a) (b) (c)

Horizon CTS Buyer LLC	Revolver 1L 03/25	SOFR + 4.50%	3/29/2032	2,770	886	(b) (c)

Horizon CTS Buyer LLC	TL 1L 03/25	SOFR + 4.50%	3/29/2032	11,715	11,780	(b)

Horizon CTS Buyer LLC	TL 1L DD 03/25	SOFR + 4.50%	3/29/2032	2,216	12	(b) (c)

Environmental & Facilities Services – 4.5%

Arcwood Environmental (fka Heritage Environmental Services Inc)	Revolver 1L 01/24	SOFR + 5.50%	1/31/2030	2,454	—	(a) (b) (c)

Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L 01/24	SOFR + 5.50%	1/31/2031	16,461	16,626	(a) (b)

Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L 09/24	SOFR + 5.00%	1/31/2031	1,825	1,843	(a) (b)

Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L 09/25	SOFR + 5.00%	1/31/2031	1,397	1,397	(a) (b)

US Direct Lending Fund-U Inc.	September 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L DD 09/24	SOFR + 5.00%	1/31/2031	$974	$983	(a) (b)

Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L DD 09/25	SOFR + 5.00%	1/31/2031	1,254	—	(a) (b) (c)

CLEAResult Consulting Inc	Revolver 1L 08/24	SOFR + 4.75%	8/27/2031	2,366	—	(a) (b) (c)

CLEAResult Consulting Inc	TL 1L 08/24	SOFR + 4.75%	8/27/2031	14,091	14,231	(a) (b)

CLEAResult Consulting Inc	TL 1L DD 08/24	SOFR + 5.00%	8/27/2031	3,549	35	(a) (b) (c)

Resa Power LLC	Revolver 1L 04/25	SOFR + 4.75%	4/28/2032	2,458	—	(a) (b) (c)

Resa Power LLC	Revolver 1L 04/25 (CAD Multi Currency)	SOFR + 4.75%	4/28/2032	307	—	(a) (b) (c)

Resa Power LLC	TL 1L 04/25	SOFR + 4.75%	4/28/2032	19,892	20,001	(a) (b)

Resa Power LLC	TL 1L DD 04/25	SOFR + 4.75%	4/28/2032	5,577	31	(a) (b) (c)

Xylem Kendall	Revolver 1L 06/25	SOFR + 5.87%	4/22/2030	1,157	494	(b) (c)

Xylem Kendall	TL 1L 06/25	SOFR + 5.75%	4/22/2030	5,605	5,605	(b)

Xylem Kendall	TL 1L DD 06/25 (7th Amendment)	SOFR + 5.75%	4/22/2030	8,424	1,626	(b) (c)

Xylem Kendall	TL 1L DD-A 06/25 (6th Amendment)	SOFR + 5.75%	4/22/2030	342	342	(b)

Food Distributors – 1.2%

Lipari Foods LLC	TL 1L 10/22	SOFR + 6.50%	10/31/2028	14,669	14,260	(b)

Lipari Foods LLC	TL 1L DD 10/22	SOFR + 6.50%	10/31/2028	1,886	1,833	(b)

Health Care Equipment – 1.9%

Zeus Industrial Products Inc	Revolver 1L 02/24	SOFR + 5.50%	2/28/2030	3,624	(163)	(a) (b) (c)

Zeus Industrial Products Inc	TL 1L 02/24 PIK	SOFR + 3.00% (3.00% PIK)	2/28/2031	25,842	24,677	(a) (b) (d)

Zeus Industrial Products Inc	TL 1L DD 02/24	SOFR + 5.50%	2/28/2031	4,823	2,190	(a) (b) (c)

Health Care Facilities – 0.7%

VetCor Professional Practices LLC	TL 1L B 08/22	SOFR + 5.75%	8/31/2029	4,444	4,444	(b)

VetCor Professional Practices LLC	TL 1L DD 09/23	SOFR + 6.00%	8/31/2029	5,028	5,028	(b)

Health Care Services – 5.9%

Affordable Care Inc	TL 1L 08/21 PIK	SOFR + 2.75% (3.25% PIK)	8/2/2028	3,321	3,181	(a) (b) (d)

Affordable Care Inc	TL 1L DD 08/21 PIK	SOFR + 2.75% (3.25% PIK)	8/2/2028	594	569	(a) (b) (d)

Affordable Care Inc	TL 1L DD 08/23 PIK	SOFR + 2.75% (3.25% PIK)	8/2/2028	644	617	(a) (b) (d)

Amerivet Partners Management Inc	TL 1L 02/22	SOFR + 5.50%	2/25/2028	3,813	3,758	(a) (b)

Dental Care Alliance Inc	TL 1L 02/22 (Add-on)	SOFR + 6.40%	4/3/2028	412	390	(a) (b)

Dental Care Alliance Inc	TL 1L 03/21	SOFR + 6.40%	4/3/2028	3,771	3,569	(a) (b)

Dental Care Alliance Inc	TL 1L DD 02/22 (add-on)	SOFR + 6.40%	4/3/2028	206	194	(a) (b)

MB2 Dental Solutions LLC	Revolver 1L 02/24	SOFR + 5.50%	2/13/2031	2,113	—	(a) (b) (c)

MB2 Dental Solutions LLC	TL 1L 02/24 (Unitranche)	SOFR + 5.50%	2/13/2031	30,049	30,350	(a) (b)

MB2 Dental Solutions LLC	TL 1L DD 1 02/24	SOFR + 5.50%	2/13/2031	10,545	4,904	(a) (b) (c)

MB2 Dental Solutions LLC	TL 1L DD 2 02/24	SOFR + 5.50%	2/13/2031	4,351	4,395	(a) (b)

PSKW LLC (dba ConnectiveRx)	TL 1L 12/24	SOFR + 5.50%	3/9/2028	31,853	31,853	(a) (b)

US Direct Lending Fund-U Inc.	September 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Health Care Supplies – 2.8%

PCI Pharma Services	Revolver 1L 01/25	SOFR + 4.75%	1/22/2032	$3,858	$—	(a) (b) (c)

PCI Pharma Services	TL 1L 01/25	SOFR + 4.75%	1/22/2032	38,204	38,510	(a) (b)

PCI Pharma Services	TL 1L DD 01/25 (Alternative Currency - EUR/GBP Draw)	SOFR + 4.75%	1/22/2032	4,209	34	(a) (b) (c)

PCI Pharma Services	TL 1L DD 07/25 (Special Interest)	SOFR + 4.75%	7/9/2032	701	6	(a) (b) (c)

PCI Pharma Services	TL 1L DDTL 01/25 (USD)	SOFR + 4.75%	1/22/2032	15,432	123	(a) (b) (c)

Health Care Technology – 2.7%

Netsmart Technologies Inc	Revolver 1L 08/24	SOFR + 4.75%	8/25/2031	4,935	—	(a) (b) (c)

Netsmart Technologies Inc	TL 1L 08/24 PIK	SOFR + 2.50% (2.45% PIK)	8/25/2031	37,243	37,616	(a) (b) (d)

Netsmart Technologies Inc	TL 1L DD 08/24 PIK	SOFR + 2.50% (2.45% PIK)	8/25/2031	4,838	48	(a) (b) (c) (d)

Highways & Railtracks – 0.7%

Eagle Railcar Services Roscoe Inc	Revolver 1L 06/25	SOFR + 4.50%	6/14/2032	1,739	—	(b) (c)

Eagle Railcar Services Roscoe Inc	TL 1L 06/25	SOFR + 4.50%	6/14/2032	9,276	9,276	(b)

Eagle Railcar Services Roscoe Inc	TL 1L DD 06/25	SOFR + 4.50%	6/14/2032	1,933	—	(b) (c)

Hotels, Resorts & Cruise Lines – 0.3%

Highgate Hotels Inc	Revolver 1L 11/23	SOFR + 5.50%	11/5/2029	531	117	(a) (b) (c)

Highgate Hotels Inc	TL 1L 11/23	SOFR + 5.50%	11/5/2029	4,171	4,171	(a) (b)

Human Resource & Employment Services – 0.4%

Insight Global LLC	Revolver 1L 11/24 (Refinance)	SOFR + 5.00%	9/22/2028	3,326	—	(a) (b) (c)

Insight Global LLC	TL 1L 11/24 (Refinance)	SOFR + 5.00%	9/22/2028	5,821	5,821	(a) (b)

Insurance Brokers – 5.0%

DOXA Insurance Holdings LLC	Revolver 1L 12/23	SOFR + 5.25%	12/20/2029	1,027	123	(a) (b) (c)

DOXA Insurance Holdings LLC	TL 1L 12/23	SOFR + 5.25%	12/20/2030	4,721	4,721	(a) (b)

DOXA Insurance Holdings LLC	TL 1L DD 05/24	SOFR + 5.00%	12/20/2030	4,371	24	(a) (b) (c)

DOXA Insurance Holdings LLC	TL 1L DD 12/23	SOFR + 5.25%	12/20/2030	4,490	4,447	(a) (b) (c)

Foundation Risk Partners Corp	Revolver 1L 10/21	SOFR + 4.75%	10/29/2029	1,195	—	(a) (b) (c)

Foundation Risk Partners Corp	TL 1L 10/21	SOFR + 4.75%	10/29/2030	4,104	4,145	(a) (b)

Foundation Risk Partners Corp	TL 1L DD 02/25	SOFR + 4.75%	10/29/2030	5,958	357	(a) (b) (c)

Foundation Risk Partners Corp	TL 1L DD 05/24	SOFR + 4.75%	10/29/2030	3,169	3,201	(a) (b)

Foundation Risk Partners Corp	TL 1L DD 10/21	SOFR + 4.75%	10/29/2030	294	297	(a) (b)

Foundation Risk Partners Corp	TL 1L DD 11/23	SOFR + 4.75%	10/29/2030	7,066	7,136	(a) (b)

Galway Partners Holdings LLC	Revolver 1L 09/21	SOFR + 4.50%	9/29/2028	746	157	(a) (b) (c)

Galway Partners Holdings LLC	TL 1L 07/24 (Reprice)	SOFR + 4.50%	9/29/2028	14,021	14,021	(a) (b)

Galway Partners Holdings LLC	TL 1L DD 04/23	SOFR + 4.50%	9/29/2028	7,941	7,941	(a) (b)

Higginbotham Insurance Agency Inc	TL 1L DD 03/24	SOFR + 4.75%	11/24/2028	2,304	1,319	(a) (b) (c)

Integrity Marketing Group LLC	Revolver 1L 08/24	SOFR + 5.00%	8/25/2028	543	—	(a) (b) (c)

Integrity Marketing Group LLC	TL 1L 08/24	SOFR + 5.00%	8/25/2028	22,177	22,177	(a) (b)

Integrity Marketing Group LLC	TL 1L DD 08/24	SOFR + 5.00%	8/25/2028	2,499	—	(a) (b) (c)

US Direct Lending Fund-U Inc.	September 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

IT Consulting & Other Services – 0.1%

New Era Technology Inc	TL 1L 08/25 PIK	SOFR + 6.25% PIK	6/30/2030	$1,765	$1,765	(a) (b) (d)

Leisure Facilities – 1.6%

ClubCorp Club Operations Inc	Revolver 1L 07/25	SOFR + 5.00%	7/10/2031	2,442	(12)	(a) (b) (c)

ClubCorp Club Operations Inc	TL 1L B 07/25	SOFR + 5.00%	7/9/2032	22,463	22,351	(a) (b)

ClubCorp Club Operations Inc	TL 1L B-DD 07/25	SOFR + 5.00%	7/9/2032	1,465	(7)	(a) (b) (c)

Property & Casualty Insurance – 2.5%

Alacrity Solutions Group LLC	Revolver 1L 02/25	SOFR + 5.25%	2/28/2030	869	—	(a) (b) (c)

Alacrity Solutions Group LLC	TL 1L 02/25 (Takeback) PIK	SOFR + 1.00% (5.25% PIK)	2/28/2030	2,088	2,088	(a) (b) (d)

Alacrity Solutions Group LLC	TL 1L 03/25 (PIK Upfront Fee)	SOFR + 5.25%	2/28/2030	72	72	(a) (b)

Alacrity Solutions Group LLC	TL 1L DD 02/25 (Exit)	SOFR + 5.25%	2/28/2030	1,157	—	(a) (b) (c)

J S Held LLC	Revolver 1L 10/24	SOFR + 5.50%	6/1/2028	1,804	—	(a) (b) (c)

J S Held LLC	TL 1L B 10/24	SOFR + 5.50%	6/1/2028	31,084	31,084	(a) (b)

J S Held LLC	TL 1L DD 10/24	SOFR + 5.50%	6/1/2028	5,214	2,248	(a) (b) (c)

Publishing – 1.5%

RBmedia	Revolver 1L 08/23	SOFR + 5.75%	8/31/2028	3,541	2,141	(b) (c)

RBmedia	TL 1L 08/23	SOFR + 5.75%	9/3/2030	9,089	9,180	(b)

RBmedia	TL 1L 08/24 (Incremental)	SOFR + 5.75%	9/3/2030	9,438	9,532	(b)

RBmedia	TL 1L DD-A 08/25	SOFR + 5.75%	8/31/2030	931	9	(b) (c)

RBmedia	TL 1L DD-B 08/25	SOFR + 5.75%	8/31/2030	2,234	22	(b) (c)

Research & Consulting Services – 0.4%

BDO USA PA	TL 1L 08/23	SOFR + 5.00%	8/31/2028	5,571	5,616	(a) (b)

Specialized Consumer Services – 4.6%

Circana Group (f.k.a. NPD Group)	Revolver 1L 04/25	SOFR + 4.50%	12/1/2028	691	—	(a) (b) (c)

Circana Group (f.k.a. NPD Group)	TL 1L 04/25	SOFR + 4.25%	12/1/2029	9,444	9,538	(a) (b)

Legends Hospitality LLC	Revolver 1L 08/24	SOFR + 5.00%	8/22/2030	3,589	359	(b) (c)

Legends Hospitality LLC	TL 1L 08/24 PIK	SOFR + 2.75% (2.75% PIK)	8/22/2031	31,139	31,139	(b) (d)

Legends Hospitality LLC	TL 1L DD 08/24 PIK	SOFR + 2.25% (2.75% PIK)	8/22/2031	1,792	1,110	(b) (c) (d)

Spotless Brands LLC	TL 1L 02/23	SOFR + 5.75%	7/25/2028	5,859	5,918	(a) (b)

Spotless Brands LLC	TL 1L DD 02/23	SOFR + 5.75%	7/25/2028	8,921	9,010	(a) (b)

Spotless Brands LLC	TL 1L DD E 08/24	SOFR + 5.50%	7/25/2028	8,166	7,230	(a) (b) (c)

Spotless Brands LLC	TL 1L DDTL 09/25	SOFR + 5.00%	7/25/2028	3,481	(13)	(a) (b) (c)

Specialty Chemicals – 1.8%

DuBois Chemicals Inc	Revolver 1L 06/24	SOFR + 5.00%	6/13/2031	3,818	—	(a) (b) (c)

DuBois Chemicals Inc	TL 1L 06/24	SOFR + 5.00%	6/13/2031	22,831	23,059	(a) (b)

DuBois Chemicals Inc	TL 1L DD 06/24	SOFR + 5.00%	6/13/2031	3,818	2,329	(a) (b) (c)

Systems Software – 10.4%

Bonterra LLC	Revolver 1L 03/25	SOFR + 5.00%	3/5/2032	5,452	818	(a) (b) (c)

Bonterra LLC	TL 1L 03/25	SOFR + 4.75%	3/5/2032	50,303	50,303	(a) (b)

US Direct Lending Fund-U Inc.	September 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Bonterra LLC	TL 1L DD 03/25	SOFR + 5.00%	3/5/2032	$5,452	$—	(a) (b) (c)

Gigamon Inc	TL 1L 03/22	SOFR + 5.75%	3/9/2029	4,395	4,110	(a) (b)

Med-Metrix	Revolver 1L 07/25	SOFR + 4.75%	7/21/2032	5,077	(25)	(a) (b) (c)

Med-Metrix	TL 1L 07/25	SOFR + 4.75%	7/21/2032	28,686	28,542	(a) (b)

Med-Metrix	TL 1L DD 07/25	SOFR + 4.75%	7/21/2032	11,931	(60)	(a) (b) (c)

OEConnection LLC	Revolver 1L 04/24	SOFR + 5.25%	4/22/2031	2,002	—	(a) (b) (c)

OEConnection LLC	TL 1L 04/24	SOFR + 5.25%	4/22/2031	18,221	18,404	(a) (b)

OEConnection LLC	TL 1L DD 04/24	SOFR + 5.25%	4/22/2031	3,179	3,211	(a) (b)

OEConnection LLC	TL 1L DD 12/24	SOFR + 5.25%	4/22/2031	1,482	15	(a) (b) (c)

Veriforce LLC	Revolver 1L 11/24	SOFR + 5.00%	11/21/2031	2,923	—	(a) (b) (c)

Veriforce LLC	TL 1L 11/24 GBP	SONIA + 4.75%	11/21/2031	10,520	14,148	(a) (b) (g)

Veriforce LLC	TL 1L 11/24 USD	SOFR + 4.75%	11/21/2031	28,729	28,729	(a) (b)

Veriforce LLC	TL 1L DD 09/25	SOFR + 4.50%	11/21/2031	4,185	—	(a) (b) (c)

Veriforce LLC	TL 1L DD-2 11/24 USD	SOFR + 5.00%	11/21/2031	3,655	—	(a) (b) (c)

Trading Companies & Distributors – 2.4%

Individual FoodService	TL 1L B 10/24	SOFR + 5.00%	10/31/2029	14,717	14,717	(a) (b)

Individual FoodService	TL 1L DD B 10/24	SOFR + 5.00%	10/31/2029	435	143	(a) (b) (c)

Radwell International LLC	Revolver 1L 04/22	SOFR + 5.50%	4/1/2029	1,360	363	(a) (b) (c)

Radwell International LLC	TL 1L 12/22	SOFR + 5.50%	4/1/2029	17,640	17,817	(a) (b)

Radwell International LLC	TL 1L DD 11/24	SOFR + 5.50%	4/1/2029	16,176	484	(a) (b) (c)

Total Senior Secured Loans - First Lien (Cost $1,274,594)					$1,287,797

Subordinated Debt – 0.1%

Property & Casualty Insurance – 0.1%

Alacrity Solutions Group LLC	TL Mezz 02/25 (PIK)	SOFR + 8.00% PIK	2/28/2030	721	721	(a) (b) (d)

Total Subordinated Debt (Cost $721)					$721

Equity – 0.0%

Property & Casualty Insurance – 0.0%

Alacrity Solutions Group LLC	Common Stock			423	44	(a) (b)

Alacrity Solutions Group LLC	Perp (Pref Equity) PIK	SOFR + 8.00% PIK	12/31/2099	452	324	(a) (b) (d)

New Era Technology Inc	Common Stock (Takeback)			1,675	—	(a)

New Era Technology Inc	Perp (Pref Equity) PIK			1,675	851	(a) (b)

Total Equity (Cost $2,420)					$1,219

TOTAL INVESTMENTS (Cost $1,277,735) – 91.8%					$1,289,737

US Direct Lending Fund-U Inc.	September 30, 2025 (Unaudited)

Issuer	Asset	Shares	Fair Value	Footnotes

Money Market Fund – 7.3%

U.S. Government Securities – 7.3%

BNY Mellon U.S. Treasury Fund	Money Market Fund Shares	4,212,330	$4212	(e)

State Street Institutional U.S. Government Money Market Fund	Opportunity Class	98,023,707	98,024	(f)

TOTAL MONEY MARKET FUNDS (Cost – $102,236) – 7.3%			$102,236

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUNDS (Cost – $1,379,971) – 99.1%			$1,391,973

LIABILITIES EXCEEDING OTHER ASSETS, NET – 0.9%			12,607

NET ASSETS – 100.0%			$1,404,580

TL	Term loan
DD	Delayed draw term loan
1L	First lien
SOFR	Secured Overnight Financing Rate as of September 30, 2025 was 4.2%
SONIA	Sterling Overnight Index Average as of September 30, 2025 was 4.0%
EURIBOR	Euro Interbank Offered Rate Average as of September 30,2025 was 2.0%
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Investment is an unfunded or partially funded commitment.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest in additional par. PIK rate disclosed is excluded from the spread.
(e)	The money market fund’s average 7-day yield as of September 30, 2025 was 3.7%.
(f)	The money market fund’s average 7-day yield as of September 30, 2025 was 4.1%.
(g)	Par value is in GBP.
(h)	Par value is in EUR.

US Direct Lending Fund-U Inc.	September 30, 2025 (Unaudited)

The following are the details of the restricted securities of the Company:

Issuer(1)	Asset	Par/Shares	Cost	Value	Acquisition Date	% of Net Assets

Senior Secured Loans – First Lien

Affordable Care Inc	TL 1L DD 08/21 PIK	594	$597	$569	10/13/2023	0.04%

Affordable Care Inc	TL 1L DD 08/23 PIK	644	630	617	10/13/2023	0.04%

Affordable Care Inc	TL 1L 08/21 PIK	3,321	3,305	3,181	10/13/2023	0.23%

Alacrity Solutions Group LLC	TL 1L 03/25 (PIK Upfront Fee)	72	9	72	2/28/2025	0.01%

Amerivet Partners Management Inc	TL 1L 02/22	3,813	3,721	3,758	10/13/2023	0.27%

Apex Service Partners LLC	TL 1L 09/24 (Replacement)	1,921	1,900	1,941	10/24/2023	0.14%

Apex Service Partners LLC	TL 1L 09/24	7,462	7,386	7,537	10/24/2023	0.54%

Apex Service Partners LLC	TL 1L DD 09/24 (OpCo)	13,384	13,318	13,517	9/24/2024	0.96%

Apex Service Partners LLC	Revolver 1L 09/24	641	—	—	9/24/2024	0.00%

Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L DD 09/25	1,254	—	—	9/26/2025	0.00%

Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L 09/25	1,397	1,397	1,397	9/26/2025	0.10%

BDO USA PA	TL 1L 08/23	5,571	5,499	5,616	10/13/2023	0.40%

Bonterra LLC	TL 1L DD 03/25	5,452	(25)	—	3/6/2025	0.00%

Bonterra LLC	TL 1L 03/25	50,303	50,072	50,303	3/6/2025	3.57%

Bonterra LLC	Revolver 1L 03/25	5,452	818	818	3/6/2025	0.06%

Individual FoodService	TL 1L DD B 10/24	435	143	143	10/11/2024	0.01%

Individual FoodService	TL 1L B 10/24	14,717	14,497	14,717	10/31/2023	1.05%

Highgate Hotels Inc	TL 1L 11/23	4,171	4,143	4,171	11/3/2023	0.30%

Highgate Hotels Inc	Revolver 1L 11/23	531	117	117	11/3/2023	0.01%

ClubCorp Club Operations Inc	TL 1L B-DD 07/25	1,465	(11)	(7)	7/10/2025	0.00%

ClubCorp Club Operations Inc	Revolver 1L 07/25	2,442	—	(12)	7/10/2025	0.00%

ClubCorp Club Operations Inc	TL 1L B 07/25	22,463	22,300	22,351	7/10/2025	1.59%

CLEAResult Consulting Inc	TL 1L DD 08/24	3,549	(15)	35	8/27/2024	0.00%

CLEAResult Consulting Inc	Revolver 1L 08/24	2,366	—	—	8/27/2024	0.00%

CLEAResult Consulting Inc	TL 1L 08/24	14,091	13,972	14,231	8/27/2024	1.01%

CSafe Global	TL 1L DD 03/24	1,451	1,439	1,466	3/8/2024	0.10%

CSafe Global	TL 1L 03/24 (GBP)	4,786	6,146	6,502	3/8/2024	0.46%

CSafe Global	Revolver 1L 03/24	3,598	2,879	2,879	3/8/2024	0.20%

CSafe Global	TL 1L 03/24 Incremental	34,305	34,274	34,648	3/8/2024	2.47%

CSafe Global	TL 1L 11/24 (Incremental)	805	805	813	11/22/2024	0.06%

Dental Care Alliance Inc	TL 1L 03/21	3,771	3,694	3,569	10/13/2023	0.25%

Dental Care Alliance Inc	TL 1L DD 02/22 (Add-on)	206	201	194	10/13/2023	0.01%

Dental Care Alliance Inc	TL 1L 02/22 (Add-on)	412	404	390	10/13/2023	0.03%

DuBois Chemicals Inc	TL 1L DD 06/24	3,818	2,275	2,329	6/13/2024	0.17%

DuBois Chemicals Inc	TL 1L 06/24	22,831	22,738	23,059	6/13/2024	1.64%

DuBois Chemicals Inc	Revolver 1L 06/24	3,818	—	—	6/13/2024	0.00%

DOXA Insurance Holdings LLC	TL 1L DD 05/24	4,371	(17)	24	5/28/2024	0.00%

DOXA Insurance Holdings LLC	TL 1L DD 12/23	4,490	4,414	4,447	12/20/2023	0.32%

DOXA Insurance Holdings LLC	Revolver 1L 12/23	1,027	123	123	12/20/2023	0.01%

DOXA Insurance Holdings LLC	TL 1L 12/23	4,721	4,686	4,721	12/20/2023	0.34%

Turnpoint Services Inc	TL 1L DD 06/24	1,978	(16)	(8)	6/17/2024	0.00%

Turnpoint Services Inc	Revolver 1L 06/24	1,236	247	242	6/17/2024	0.02%

Turnpoint Services Inc	TL 1L 06/24	10,088	10,006	10,049	6/17/2024	0.72%

Foundation Risk Partners Corp	TL 1L DD 11/23	7,066	7,004	7,136	11/17/2023	0.51%

Foundation Risk Partners Corp	TL 1L DD 02/25	5,958	284	357	2/26/2025	0.03%

Foundation Risk Partners Corp	TL 1L DD 05/24	3,169	3,157	3,201	5/22/2024	0.23%

Foundation Risk Partners Corp	TL 1L DD 10/21	294	285	297	10/13/2023	0.02%

Foundation Risk Partners Corp	Revolver 1L 10/21	1,195	—	—	5/22/2024	0.00%

Foundation Risk Partners Corp	TL 1L 10/21	4,104	3,977	4,145	10/13/2023	0.30%

Frontline Road Safety LLC	TL 1L DD 05/25 (Add-on) PIK	5,749	5,270	5,300	5/15/2025	0.38%

Frontline Road Safety LLC	TL 1L DD 03/25 PIK	11,686	11,655	11,748	3/4/2025	0.84%

Frontline Road Safety LLC	Revolver 1L 03/25	6,729	1,178	1,178	3/4/2025	0.08%

US Direct Lending Fund-U Inc.	September 30, 2025 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Value	Acquisition Date	% of Net Assets

Frontline Road Safety LLC	TL 1L 03/25 PIK	39,841	$39,660	$40,052	3/4/2025	2.85%

Follett Software Co	Revolver 1L 04/25	891	—	—	4/21/2025	0.00%

Follett Software Co	TL 1L 04/25	9,538	9,538	9,617	4/21/2025	0.68%

Galway Partners Holdings LLC	TL 1L 07/24 (Reprice)	14,021	13,927	14,021	10/13/2023	1.00%

Galway Partners Holdings LLC	Revolver 1L 09/21	746	157	157	7/25/2024	0.01%

Galway Partners Holdings LLC	TL 1L DD 04/23	7,941	7,810	7,941	10/13/2023	0.57%

Gigamon Inc	TL 1L 03/22	4,395	4,336	4,110	10/13/2023	0.29%

Granicus Inc	Revolver 1L 01/24	2,282	—	—	1/17/2024	0.00%

Granicus Inc	TL 1L DD 01/24 PIK	6,128	6,119	6,190	3/4/2025	0.44%

Granicus Inc	TL 1L 01/24 (Unitranche) PIK	16,497	16,438	16,662	1/17/2024	1.19%

Granicus Inc	TL 1L DD 08/24 PIK	1,410	(6)	14	8/2/2024	0.00%

Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L DD 09/24	974	974	983	9/27/2024	0.07%

Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L 09/24	1,825	1,825	1,843	9/27/2024	0.13%

Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L 01/24	16,461	16,367	16,626	1/31/2024	1.18%

Arcwood Environmental (fka Heritage Environmental Services Inc)	Revolver 1L 01/24	2,454	—	—	1/31/2024	0.00%

Higginbotham Insurance Agency Inc	TL 1L DD 03/24	2,304	1,303	1,319	3/27/2024	0.09%

Insight Global LLC	Revolver 1L 11/24 (Refinance)	3,326	—	—	11/1/2024	0.00%

Insight Global LLC	TL 1L 11/24 (Refinance)	5,821	5,749	5,821	10/13/2023	0.41%

Integrity Marketing Group LLC	TL 1L DD 08/24	2,499	(3)	—	8/27/2024	0.00%

Integrity Marketing Group LLC	Revolver 1L 08/24	543	(1)	—	10/13/2023	0.00%

Integrity Marketing Group LLC	TL 1L 08/24	22,177	21,684	22,177	10/13/2023	1.58%

Circana Group (f.k.a. NPD Group)	Revolver 1L 04/25	691	—	—	4/9/2025	0.00%

Circana Group (f.k.a. NPD Group)	TL 1L 04/25	9,444	9,444	9,538	4/9/2025	0.68%

J S Held LLC	TL 1L DD 10/24	5,214	2,198	2,248	10/2/2024	0.16%

J S Held LLC	Revolver 1L 10/24	1,804	—	—	10/2/2024	0.00%

J S Held LLC	TL 1L B 10/24	31,084	31,084	31,084	10/2/2024	2.21%

Alacrity Solutions Group LLC	Revolver 1L 02/25	869	—	—	2/28/2025	0.00%

Alacrity Solutions Group LLC	TL 1L DD 02/25 (Exit)	1,157	—	—	2/28/2025	0.00%

Alacrity Solutions Group LLC	TL 1L 02/25 (Takeback) PIK	2,088	2,088	2,088	2/28/2025	0.15%

Magna Legal Services LLC	TL 1L DD 11/22	2,422	2,311	2,422	10/13/2023	0.17%

Magna Legal Services LLC	TL 1L DD 12/23	3,905	3,629	3,657	12/22/2023	0.26%

Magna Legal Services LLC	TL 1L 11/22	8,653	8,427	8,653	10/13/2023	0.62%

Magna Legal Services LLC	Revolver 1L 11/22	1,034	(2)	—	10/13/2023	0.00%

Lazer Logistics Inc	TL 1L DD 05/23	1,705	1,700	1,705	10/13/2023	0.12%

Lazer Logistics Inc	TL 1L DD 11/23	1,035	1,031	1,035	11/6/2023	0.07%

Lazer Logistics Inc	TL 1L 11/23	515	513	515	11/6/2023	0.04%

Lazer Logistics Inc	Revolver 1L 05/23	1,388	(2)	—	10/13/2023	0.00%

Lazer Logistics Inc	TL 1L B 05/23 (Unitranche)	11,250	11,107	11,250	10/13/2023	0.80%

Resa Power LLC	TL 1L DD 04/25	5,577	(20)	31	4/28/2025	0.00%

Resa Power LLC	TL 1L 04/25	19,892	19,823	20,001	4/28/2025	1.42%

Resa Power LLC	Revolver 1L 04/25 (CAD Multi Currency)	307	—	—	4/28/2025	0.00%

Resa Power LLC	Revolver 1L 04/25	2,458	—	—	4/28/2025	0.00%

MAI Capital Management LLC	TL 1L 08/24	5,704	5,680	5,734	8/29/2024	0.41%

MAI Capital Management LLC	TL 1L DD 08/24	3,352	1,743	1,775	8/29/2024	0.13%

MAI Capital Management LLC	TL 1L DD 06/25	8,484	(40)	45	6/13/2025	0.00%

MAI Capital Management LLC	Revolver 1L 08/24	1,967	354	354	8/29/2024	0.03%

MB2 Dental Solutions LLC	TL 1L DD 1 02/24	10,545	4,718	4,904	2/13/2024	0.35%

MB2 Dental Solutions LLC	TL 1L DD 2 02/24	4,351	4,272	4,395	2/13/2024	0.31%

MB2 Dental Solutions LLC	Revolver 1L 02/24	2,113	—	—	2/13/2024	0.00%

MB2 Dental Solutions LLC	TL 1L 02/24 (Unitranche)	30,049	29,820	30,350	2/13/2024	2.15%

Med-Metrix	TL 1L DD 07/25	11,931	(58)	(60)	7/21/2025	0.00%

Med-Metrix	Revolver 1L 07/25	5,077	—	(25)	7/21/2025	0.00%

Med-Metrix	TL 1L 07/25	28,686	28,547	28,542	7/21/2025	2.03%

Vitu	TL 1L 01/25	14,529	14,480	14,820	1/6/2025	1.06%

US Direct Lending Fund-U Inc.	September 30, 2025 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Value	Acquisition Date	% of Net Assets

Vitu	Revolver 1L 01/25	2,367	$—	$—	1/6/2025	0.00%

Netsmart Technologies Inc	TL 1L DD 08/24 PIK	4,838	(20)	48	8/23/2024	0.00%

Netsmart Technologies Inc	TL 1L 08/24 PIK	37,243	37,091	37,616	8/23/2024	2.68%

Netsmart Technologies Inc	Revolver 1L 08/24	4,935	—	—	8/23/2024	0.00%

New Era Technology Inc	TL 1L 08/25 PIK	1,765	1,765	1,765	8/21/2025	0.13%

OEConnection LLC	TL 1L 04/24	18,221	18,149	18,404	4/22/2024	1.30%

OEConnection LLC	Revolver 1L 04/24	2,002	—	—	4/22/2024	0.00%

OEConnection LLC	TL 1L DD 04/24	3,179	3,165	3,211	4/22/2024	0.23%

OEConnection LLC	TL 1L DD 12/24	1,482	(7)	15	12/30/2024	0.00%

PCI Pharma Services	TL 1L DDTL 01/25 (USD)	15,432	(104)	123	1/22/2025	0.01%

PCI Pharma Services	TL 1L 01/25	38,204	38,118	38,510	1/22/2025	2.74%

PCI Pharma Services	TL 1L DD 01/25 (Alternative Currency - EUR/GBP Draw)	4,209	(28)	34	1/22/2025	0.00%

PCI Pharma Services	Revolver 1L 01/25	3,858	—	—	1/22/2025	0.00%

PCI Pharma Services	TL 1L DD 07/25 (Special Interest)	701	(5)	6	1/22/2025	0.00%

PSKW LLC (dba ConnectiveRx)	TL 1L 12/24	31,853	31,853	31,853	12/11/2024	2.27%

Radwell International LLC	TL 1L DD 11/24	16,176	193	484	11/8/2024	0.03%

Radwell International LLC	TL 1L 12/22	17,640	17,421	17,817	10/13/2023	1.27%

Radwell International LLC	Revolver 1L 04/22	1,360	367	363	10/13/2023	0.03%

Rockefeller Capital Management LP	TL 1L DD 06/25	2,524	(6)	—	6/13/2025	0.00%

Rockefeller Capital Management LP	TL 1L DD 12/24	2,043	2,036	2,043	12/3/2024	0.15%

Rockefeller Capital Management LP	TL 1L 04/24	8,376	8,310	8,376	4/4/2024	0.60%

Safe-Guard Products International LLC	TL 1L 03/24	14,359	14,270	14,502	10/13/2023	1.03%

Safe-Guard Products International LLC	Revolver 1L 03/24	2,450	—	—	4/3/2024	0.00%

Shaw Development LLC	TL 1L 10/23	5,665	5,626	5,434	10/30/2023	0.39%

Spotless Brands LLC	TL 1L DD 02/23	8,921	8,887	9,010	10/13/2023	0.64%

Spotless Brands LLC	TL 1L DD E 08/24	8,166	7,151	7,230	8/30/2024	0.51%

Spotless Brands LLC	TL 1L DDTL 09/25	3,481	(26)	(13)	9/25/2025	0.00%

Spotless Brands LLC	TL 1L 02/23	5,859	5,660	5,918	10/13/2023	0.42%

Cadence Education LLC	TL 1L DD 05/24	2,987	1,643	1,697	5/1/2024	0.12%

Cadence Education LLC	TL 1L 05/24 (Unitranche)	11,391	11,346	11,505	5/1/2024	0.82%

Cadence Education LLC	Revolver 1L 05/24	1,767	—	—	5/1/2024	0.00%

Clarience Technologies LLC	TL 1L 06/25 (2025 Incremental)	1,108	1,108	1,120	6/17/2025	0.08%

Clarience Technologies LLC	TL 1L DD-A 06/25	1,910	—	19	6/17/2025	0.00%

Clarience Technologies LLC	TL 1L 06/25 (2025 Replacement)	51,706	51,706	52,223	6/17/2025	3.72%

Clarience Technologies LLC	TL 1L DD-B 06/25	10,687	4,161	4,344	6/17/2025	0.31%

Clarience Technologies LLC	TL 1L DD-C 06/25	5,305	(38)	53	6/17/2025	0.00%

Clarience Technologies LLC	Revolver 1L 06/25 (2025 Replacement)	5,305	—	—	6/17/2025	0.00%

USIC Holdings Inc	TL 1L 09/24	36,970	36,813	37,709	9/10/2024	2.68%

USIC Holdings Inc	Revolver 1L 09/24	4,741	1,653	1,653	9/10/2024	0.12%

USIC Holdings Inc	TL 1L DD 09/24	2,191	997	1,041	9/10/2024	0.07%

Service Express Inc	TL 1L DD 08/24	5,817	1,231	1,314	8/15/2024	0.09%

Service Express Inc	Revolver 1L 08/24	3,330	—	—	8/15/2024	0.00%

Service Express Inc	TL 1L 08/24	24,289	24,187	24,532	8/15/2024	1.75%

Veriforce LLC	TL 1L DD 09/25	4,185	(10)	—	9/12/2025	0.00%

Veriforce LLC	TL 1L DD-2 11/24 USD	3,655	(16)	—	11/21/2024	0.00%

Veriforce LLC	TL 1L 11/24 GBP	10,520	13,194	14,148	11/21/2024	1.01%

Veriforce LLC	TL 1L 11/24 USD	28,729	28,603	28,729	11/21/2024	2.05%

Veriforce LLC	Revolver 1L 11/24	2,923	—	—	11/21/2024	0.00%

Wealth Enhancement Group LLC	TL 1L DD 12/24	4,237	657	676	12/30/2024	0.05%

Wealth Enhancement Group LLC	TL 1L DD 08/25 (Add-on & Reprice)	1,529	(4)	4	8/29/2025	0.00%

Wealth Enhancement Group LLC	TL 1L DD 02/24	597	594	598	2/2/2024	0.04%

Wealth Enhancement Group LLC	Revolver 1L 05/22 (Add-on)	176	—	—	2/2/2024	0.00%

Woolpert Inc	TL 1L 09/25	39,890	39,890	39,890	4/5/2032	2.84%

Woolpert Inc	TL 1L DD 09/25	10,185	(102)	(102)	4/5/2032	-0.01%

Woolpert Inc	Revolver 1L 09/25	5,092	662	662	4/5/2031	0.05%

Spins LLC	TL 1L DD 02/25 (Amendment #1)	1,451	1,437	1,465	2/20/2025	0.10%

US Direct Lending Fund-U Inc.	September 30, 2025 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Value	Acquisition Date	% of Net Assets

Spins LLC	Revolver 1L 02/25	1,724	$—	$—	2/20/2025	0.00%

Spins LLC	TL 1L 02/25 (Restated)	15,151	15,151	15,296	2/20/2025	1.09%

Spins LLC	TL 1L DD 02/25 (Restated)	1,187	1,182	1,199	2/20/2025	0.09%

Zeus Industrial Products Inc	TL 1L DD 02/24	4,823	2,379	2,190	2/28/2024	0.16%

Zeus Industrial Products Inc	Revolver 1L 02/24	3,624	—	(163)	2/28/2024	0.00%

Zeus Industrial Products Inc	TL 1L 02/24 PIK	25,842	25,693	24,677	2/28/2024	1.76%

Subordinated Debt

Alacrity Solutions Group LLC	TL Mezz 02/25 (PIK)	721	721	721	2/28/2025	0.05%

Equity

Alacrity Solutions Group LLC	Common Stock	423	1,117	44	2/28/2025	0.00%

Alacrity Solutions Group LLC	Perp (Pref Equity) PIK	452	452	324	2/28/2025	0.02%

New Era Technology Inc	Common Stock (Takeback)	1,675	—	—	8/21/2025	0.00%

New Era Technology Inc	Perp (Pref Equity) PIK	1,675	851	851	8/21/2025	0.06%

Total			$1,026,279	$1,037,193

(1)	Refer to the Consolidated Schedule of Investments for more details on securities listed
(2)	Par value is in GBP